UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $1,394,258 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101    21837  1120434 SH       SOLE                  1120434        0        0
AUDIBLE INC                    COM NEW          05069A302      309    38971 SH       SOLE                    38971        0        0
AUDIOVOX CORP                  CL A             050757103    16257  1153800 SH       SOLE                  1153800        0        0
BEARINGPOINT INC               COM              074002106    38760  4925000 SH       SOLE                  4925000        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107    36479   924682 SH       SOLE                   924682        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109   109460  3921900 SH       SOLE                  3921900        0        0
DOLBY LABORATORIES INC         COM              25659T107    50268  1620500 SH       SOLE                  1620500        0        0
E TRADE FINANCIAL CORP         COM              269246104    32431  1446507 SH       SOLE                  1446507        0        0
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103    33620  2000000 SH       SOLE                  2000000        0        0
GEVITY HR INC                  COM              374393106    45011  1900000 SH       SOLE                  1900000        0        0
GOOGLE INC                     CL A             38259P508    27629    60000 SH       SOLE                    60000        0        0
ISHARES TR                     RUSSELL 2000     464287655      715    22000     PUT  SOLE                    22000        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    48031  1762595 SH       SOLE                  1762595        0        0
JDS UNIPHASE CORP              COM PAR $0.001   46612J507     5008   300597 SH       SOLE                   300597        0        0
KNOT INC                       COM              499184109     5311   202412 SH       SOLE                   202412        0        0
LAMAR ADVERTISING CO           CL A             512815101   137319  2100000 SH       SOLE                  2100000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    32623  1700000 SH       SOLE                  1700000        0        0
NAVARRE CORP                   COM              639208107     5461  1372123 SH       SOLE                  1372123        0        0
NCR CORP NEW                   COM              62886E108    66919  1565000 SH       SOLE                  1565000        0        0
NEOWARE INC                    COM              64065P102     5103   386319 SH       SOLE                   386319        0        0
NOKIA CORP                     SPONSORED ADR    654902204    34544  1700000 SH       SOLE                  1700000        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     1978   204599 SH       SOLE                   204599        0        0
NTL INC DEL                    COM              62941W101    61838  2450000 SH       SOLE                  2450000        0        0
NUTRI SYS INC NEW              COM              67069D108   107763  1700000 SH       SOLE                  1700000        0        0
ON SEMICONDUCTOR CORP          COM              682189105    94625 12500000 SH       SOLE                 12500000        0        0
QLOGIC CORP                    COM              747277101    81209  3704797 SH       SOLE                  3704797        0        0
RED HAT INC                    COM              756577102    88329  3840381 SH       SOLE                  3840381        0        0
RESOURCES CONNECTION INC       COM              76122Q105    53472  1679400 SH       SOLE                  1679400        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    98712  3725000 SH       SOLE                  3725000        0        0
SIX FLAGS INC                  COM              83001P109    41920  8000000 SH       SOLE                  8000000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    11317   699436 SH       SOLE                   699436        0        0